UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 12b-25

                           NOTIFICATION OF LATE FILING

(Check One):  |X| Form 10-KSB  |_| Form 20-F  |_| Form 11-K  |_| Form 10-QSB
              |_| Form N-SAR

      For Period Ended: June 30, 2007

      |_|   Transition Report on Form 10-K
      |_|   Transition Report on Form 20-F
      |_|   Transition Report on Form 11-K
      |_|   Transition Report on Form 10-Q
      |_|   Transition Report on Form N-SAR

      For the Transition Period Ended:

  Read Instruction (on back page) Before Preparing Form. Please Print or Type.

    Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:


PART I -- REGISTRANT INFORMATION

Digital Creative Development Corporation
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Full Name of Registrant

Arthur Treacher's, Inc.
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Former Name if Applicable

720 Fifth Avenue, 10th Floor
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Address of Principal Executive Office (Street and Number)

New York, New York 10019
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City, State and Zip Code


PART II -- RULES 12b-25(b) AND (c)

If the subject report could not be filed without reasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

|_|      (a)      The reasons described in reasonable detail on Part III of
                  this form could not be eliminated without unreasonable effort or expense;

|X|      (b)      The subject annual report, semi-annual report, transition
                  report on Form 10-K, Form 20-F, 11-K, Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report of transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

|_|      (c)      The accountant's statement or other exhibit required by
                  Rule 12b-25(c) has been attached if applicable.

PART III -- NARRATIVE

State below in reasonable detail why the Form 10-K, 10-Q, N-SAR, or the transition report or portion thereof, could not be filed within the prescribed time period, (Attach Extra Sheets if Needed)

The registrant's accounting staff was not able to complete the required financial information and deliver it to the registrant's independent public accountant for his review in time to complete the report prior to the filing deadline.


PART IV -- OTHER INFORMATION

(1)   Name and telephone number of person in regard to this notification

      Steven W. Schuster, Esq.           (212)              448-1100
      ------------------------        -----------      ------------------
              (Name)                  (Area Code)       (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months (or for such shorter) period that the registrant was required to file such reports) been filed? If
      answer no, identify report(s).                              |_| Yes |X| No

      The following of the registrant's filings remain outstanding:

      1.    Form 10-KSB for the period ending June 30, 2006;
      2.    Form 10-QSB for the period ending September 30, 2006;
      3.    Form 10-QSB for the period ending December 31, 2006; and
      4.    Form 10-QSB for the period ending March 31, 2007.

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion
      thereof?                                                    |X| Yes |_| No

      If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

                                  See Exhibit A

                    DIGITAL CREATIVE DEVELOPMENT CORPORATION
                    ----------------------------------------
                  (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.


Date  September 28, 2007                    By /s/
     ---------------------------------         ---------------------------------
                                               Vincent DeLorenzo,
                                               Chief Financial Officer


                                    EXHIBIT A

The Company had a net loss of approximately $100,000 for the fiscal year ended June 30, 2007. The gain of $251,500 on sale of BCAS shares offsets the interest expense of $106,000 and the SG&A of $240,000, resulting in a loss of approximately $100,000.

By comparison, the loss of $204,900 for the fiscal year ended June 30, 2006 included a gain of $107,500 on sale of BCAS shares, offset by interest expense & other and SG&A totaling $111,000 and $264,400, respectively.